INSURANCE COVERAGE (Details) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	USD ($)	BRL (R$)
INSURANCE COVERAGE
Maximum insurance coverage for operational risks	$ 1,000,000	R$ 5,196,700
Maximum insurance coverage for civil general liabilities	$ 20,000	R$ 103,934
Insurance coverage for domestic and international transportation	12 months